                       THE PAUL REVERE VARIABLE ANNUITY
                          CONTRACT ACCUMULATION FUND



                                 ANNUAL REPORT



                               DECEMBER 31, 1998



                                THE PAUL REVERE
                               VARIABLE ANNUITY
                               INSURANCE COMPANY


                           WORCESTER, MASSACHUSETTS

                             BOARD OF MANAGERS OF
                             THE ACCUMULATION FUND



                              DONALD BOGGS, CHAIRMAN
                              GORDON T. MILLER, VICE CHAIRMAN
                              AUBREY K. REID, JR.
                              JOAN SADOWSKY
                              WILLIAM J. SHORT








THIS REPORT AND THE FINANCIAL STATEMENTS ATTACHED ARE SUBMITTED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS AND ARE NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OR SALE OF THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY CONTRACTS. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.

                    [LETTER HEAD OF PROVIDENT APPEARS HERE]


                                March 15, 1999


TO OUR CONTRACT OWNERS AND PARTICIPANTS:

     The U.S. equity market staged a remarkable rebound during the final quarter of 1998, with the S&P 500 producing a robust 21.32% return. The market's fourth quarter surge was driven primarily by the Federal Reserve's decision to aggressively lower interest rates and parallel actions by monetary authorities throughout the industrialized world. The third quarter correction reduced stock prices to more realistic levels and, in retrospect, created some attractive buying opportunities. Large cash balances in mutual funds and the need to be fully invested also fueled the rally. Investor concerns about global economic turmoil seemed to abate despite weak corporate earnings in a number of industries. Improving fundamentals sparked a major bounce in the Technology sector, which played a significant role in the strong performance of the S&P
500. It is important to recognize that the rebound in the market and the appreciation of the S&P 500 in 1998 was very narrow: for the full year, ten stocks accounted for nearly half the 28.8% gain in the S&P 500, 25 stocks generated almost three quarters of the increase, and 50 stocks were responsible for more than 90% of the appreciation in this market index.

     Your large cap growth equity portfolio outperformed the S&P 500 Index in the fourth quarter and trailed the 26.7% return posted by the Russell 1000 Growth Index. For the full year, the portfolio returned well over 30%, significantly ahead of the 28.8% gain for the S&P 500, but behind the stellar 38.7% gain of the Russell 1000 Growth Index. The portfolio's strong fourth quarter performance was largely due to strong performance from its Technology and Retailing holdings. Strong stock selection in Leisure, where the portfolio maintains a relative overweighting also enhanced portfolio performance in the fourth quarter.

     We expect that corporate earnings growth will remain weak through the first half of 1999. While low inflation and low interest rates continue to lend support to equity valuations, these valuations are nevertheless high by historical standards. We therefore remain cautious on the market for the near term, and are especially wary of stocks with valuations that appear unrealistic in relation to their growth prospects. We are focused on selecting stocks with strong fundamentals that are capable of sustained earnings growth. We see basic fundamental research as a critical element in maintaining above market performance over the intermediate term, and we will continue to search for companies that we feel can sustain their earnings growth.

                              Sincerely,

                              /s/Donald Boggs
                              -------------------------------

                              Donald Boggs
                              Chairman, Board of Managers
                              The Paul Revere Variable Annuity Contract
                              Accumulation Fund
                              Senior Vice-President
                              The Paul Revere Variable Annuity Insurance Company

                [LETTER HEAD OF ERNST & YOUNG LLP APPEARS HERE]




                        REPORT OF INDEPENDENT AUDITORS



The Owners of Variable Annuity Contracts of
The Paul Revere Variable Annuity Insurance Company
 and the Board of Managers of
The Paul Revere Variable Annuity Contract Accumulation Fund of The Paul Revere Variable Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-qualified Portfolios) as of December 31, 1998 and 1997, including the statement of investments as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 1998, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 1998 and 1997, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 1998, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                              /s/ Ernst & Young LLP

March 1, 1999

STATEMENTS OF ASSETS AND LIABILITIES


                                                                     For the years ended December 31,
                                                           1998          1997           1998             1997
                                                         Series Q      Series Q       Series N         Series N
                                                       (Qualified)   (Qualified)   (Non-Qualified)  (Non-Qualified)
                                                       ------------  ------------  ---------------  ---------------
ASSETS

Investments in securities at market value
(Cost: Series Q 1998-$19,178,659, 1997-$17,640,824)
(Cost: Series N 1998-$ 5,278,593, 1997-$ 4,742,855)
(see Statement of Investments)                         $26,260,278   $21,762,332       $7,250,200       $5,883,989
Cash                                                        85,709         2,777           16,461          201,066
Dividends receivable                                        16,612        31,617            4,480            8,681
Receivable for investments sold                             75,057        39,158           26,456           11,207
                                                       -----------   -----------       ----------       ----------
   Total assets                                         26,437,656    21,835,884        7,297,597        6,104,943
                                                       -----------   -----------       ----------       ----------

LIABILITIES

Surrenders payable                                          15,146       150,875            3,663           29,098
Payable for investments purchased                          114,052       160,152           29,197           43,845
Payable to The Paul Revere Variable Annuity
 Insurance Company                                         362,848        28,991           81,081            8,458
Other                                                        2,202        29,618               58            6,266
                                                       -----------   -----------       ----------       ----------
   Total liabilities                                       494,248       369,636          113,999           87,667
                                                       -----------   -----------       ----------       ----------

TOTAL NET ASSETS                                       $25,943,408   $21,466,248       $7,183,598       $6,017,276
                                                       ===========   ===========       ==========       ==========


CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner                 $21,615,662   $17,565,862       $5,144,222       $4,156,586
Currently payable contracts                              4,327,746     3,900,386        2,039,376        1,860,690
                                                       -----------   -----------       ----------       ----------
   Total net assets                                    $25,943,408   $21,466,248       $7,183,598       $6,017,276
                                                       ===========   ===========       ==========       ==========


ACCUMULATION UNITS OUTSTANDING                           1,715,402     1,887,352          474,699          529,795
                                                       ===========   ===========       ==========       ==========

NET ASSET VALUE PER ACCUMULATION UNIT                  $    15.124   $    11.374       $   15.133       $   11.358
                                                       ===========   ===========       ==========       ==========




                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                             For the years ended December 31,
                                                                          1998             1997             1996
                                                                        Series Q         Series Q         Series Q
                                                                       (Qualified)      (Qualified)      (Qualified)
                                                                       -----------      -----------      -----------
INCREASE IN NET ASSETS

Operations:
Net investment income (loss)                                           $  (154,286)     $    34,747      $     52,342
Net realized gain on investments                                         3,927,590        5,091,490         8,351,181
Net increase (decrease) in unrealized appreciation of investments        2,960,111          307,210        (4,309,054)
                                                                       -----------      -----------      ------------
        Increase in net assets from operations                           6,733,415        5,433,447         4,094,469

Contract receipts:
Gross purchase payments received                                            66,629           47,982           106,019
Deductions from purchase payments                                              852            2,060             3,892
                                                                       -----------      -----------      ------------
        Net purchase payments received                                      65,777           45,922           102,127
Payments to contract owners:
Annuity payments to contract owners                                        490,751          378,254           304,504
Terminations and withdrawals to contract owners                          1,548,428        1,783,911        24,628,563
                                                                       -----------      -----------      ------------
        Total payments to contract owners                                2,039,179        2,162,165        24,933,067
                                                                       -----------      -----------      ------------
        Net contract payments to contract owners                        (1,973,402)      (2,116,243)      (24,830,940)
Other increases (decreases)                                               (282,853)          78,932            31,550
                                                                       -----------      -----------      ------------
        Total increase (decrease) in net assets                          4,477,160        3,396,136       (20,704,921)

NET ASSETS

Beginning of year                                                       21,466,248       18,070,112        38,775,033
                                                                       -----------      -----------      ------------
End of period                                                          $25,943,408      $21,466,248      $ 18,070,112
                                                                       ===========      ===========      ============

                                                                                  For the years ended December 31,
                                                                          1998             1997             1996
                                                                        Series N         Series N         Series N
                                                                     (Non-qualified)  (Non-qualified)  (Non-qualified)
                                                                     --------------   --------------   --------------
INCREASE IN NET ASSETS

Operations:
Net investment income (loss)                                           $   (57,763)     $   (17,250)     $      1,718
Net realized gain on investments                                         1,106,946        1,359,361           718,025
Net increase in unrealized appreciation of investments                     830,473          115,793           118,379
                                                                       -----------      -----------      ------------
        Increase in net assets from operations                           1,879,656        1,457,904           838,122
Contract receipts:
Gross purchase payments received                                             4,269            9,995             8,707
Deductions from purchase payments                                              307              647               542
                                                                       -----------      -----------      ------------
        Net purchase payments received                                       3,962            9,348             8,165
Payments to contract owners:
Annuity payments to contract owners                                        244,083          198,891           170,686
Terminations and withdrawals to contract owners                            308,059          254,751            58,037
                                                                       -----------      -----------      ------------
        Total payments to contract owners                                  552,142          453,642           228,723
                                                                       -----------      -----------      ------------
        Net contract payments to contract owners                          (548,180)        (444,294)         (220,558)
Other increases (decreases)                                               (165,154)          63,860            60,821
                                                                       -----------      -----------      ------------
        Total increase in net assets                                     1,166,322        1,077,470           678,385

NET ASSETS

Beginning of year                                                        6,017,276        4,939,806         4,261,421
                                                                       -----------      -----------      ------------
End of period                                                          $ 7,183,598      $ 6,017,276      $  4,939,806
                                                                       ===========      ===========      ============


                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                            For the years ended December 31,
                                                                        1998             1997             1996
                                                                      Series Q         Series Q          Series Q
                                                                     (Qualified)      (Qualified)      (Qualified)
                                                                     --------------   --------------   --------------
INVESTMENT INCOME

Income:
 Dividends                                                               $  151,836       $  211,880      $   336,996
 Interest                                                                    57,336          138,669           62,320
                                                                         ----------       ----------      -----------
  Total income                                                              209,172          350,549          399,316
                                                                         ----------       ----------      -----------

Expenses:
 Mortality and expense risk fees                                            233,905          202,101          222,849
 Investment management and advisory service fees                            116,953          101,051          111,425
 Professional services                                                       12,600           12,650           12,700
                                                                         ----------       ----------      -----------
  Total expenses                                                            363,458          315,802          346,974
                                                                         ----------       ----------      -----------

Net investment income (loss)                                               (154,286)          34,747           52,342

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold                                     3,927,590        5,091,490        8,351,181
Net increase (decrease) in unrealized appreciation of investments         2,960,111          307,210       (4,309,054)
                                                                         ----------       ----------      -----------
Net realized and unrealized gain on investments                           6,887,701        5,398,700        4,042,127
                                                                         ----------       ----------      -----------
Increase in net assets from operations                                   $6,733,415       $5,433,447      $ 4,094,469
                                                                         ==========       ==========      ===========


                                                                             For the years ended December 31,
                                                                        1998             1997             1996
                                                                       Series N         Series N         Series N
                                                                     (Non-qualified)  (Non-qualified)  (Non-qualified)
                                                                     --------------   --------------   --------------
INVESTMENT INCOME

Income:
 Dividends                                                               $   42,373       $   57,959      $    67,817
 Interest                                                                     5,231           16,943           10,620
                                                                         ----------       ----------      -----------
  Total income                                                               47,604           74,902           78,437
                                                                         ----------       ----------      -----------

Expenses:
 Mortality and expense risk fees                                             65,204           56,375           46,066
 Investment management and advisory service fees                             32,603           28,187           23,033
 Professional services                                                        7,560            7,590            7,620
                                                                         ----------       ----------      -----------
  Total expenses                                                            105,367           92,152           76,719
                                                                         ----------       ----------      -----------

Net investment income (loss)                                                (57,763)         (17,250)           1,718

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold                                     1,106,946        1,359,361          718,025
Net increase in unrealized appreciation of investments                      830,473          115,793          118,379
                                                                         ----------       ----------      -----------
Net realized and unrealized gain on investments                           1,937,419        1,475,154          836,404
                                                                         ----------       ----------      -----------
Increase in net assets from operations                                   $1,879,656       $1,457,904      $   838,122
                                                                         ==========       ==========      ===========

                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS
DECEMBER 31, 1998


                                                 SERIES Q (QUALIFIED)                        SERIES N (NON-QUALIFIED)
                                                 -------------------                         ----------------------
SECURITIES OF                            NUMBER                              % OF    NUMBER                               % OF
UNAFFILIATED COMPANIES                       OF                  MARKET       NET        OF                    MARKET      NET
                                         SHARES        COST       VALUE    ASSETS    SHARES          COST       VALUE   ASSETS
                                      ---------  ----------  ----------   -------   -------    ----------  ----------   ------
COMMON STOCKS

AEROSPACE
 Raytheon Co. Class A                     2,500  $  130,944  $  129,219       0.5%      650    $   33,938    $ 33,597      0.5%
                                                 ----------  ----------                        ----------  ----------

BROADCASTING
 CBS Corp.                                4,900     138,549     160,475               1,400        40,178      45,850
 Jacor Communications, Inc.               3,700     212,274     238,187               1,000        57,144      64,375
 Media One Group Inc.                     5,500     261,163     258,500               1,500        71,658      70,500
 Reuters Hldgs Pic Spon ADR               1,900     111,675     120,413                 500        29,342      31,687
 Tele-Comm Liberty Media Group            3,600     120,038     199,125               1,000        33,343      55,313
 Univision Communications, Inc.           4,000     139,935     144,750               1,200        41,640      43,425
 Viacom, Inc. Class B                     3,800     170,210     281,200               1,100        49,089      81,400
                                                 ----------  ----------                        ----------  ----------
                                                  1,153,844   1,402,650       5.4%                322,394     392,550      5.5%
                                                 ----------  ----------                        ----------  ----------

COMPUTER SOFTWARE-PC
 Ceridian Corp                            4,600     222,446     321,137               1,300        62,877      90,756
 Compaq Computer Corp.                    6,500     260,390     272,594               1,800        72,108      75,487
 Computer Sciences Corp.                  2,800     142,164     180,425                 800        43,808      51,550
 Microsoft Corp.                          8,800     873,580   1,220,450               2,400       236,976     332,850
                                                 ----------  ----------                        ----------  ----------
                                                  1,498,580   1,994,606       7.7%                415,769     550,643      7.7%
                                                 ----------  ----------                        ----------  ----------

COMPUTER SOFTWARE-SYSTEMS
 Affiliated Computer Services             4,600     158,047     207,000               1,300        45,026      58,500
 Ascend Communications Inc.               5,000     194,818     328,750               1,310        50,845      86,132
 BMC Software, Inc.                       4,800     160,183     213,900               1,300        43,198      57,931
 Cadence Design Systems, Inc.             7,270     181,042     216,283               2,020        51,023      60,095
 Cisco Systems, Inc.                      6,900     347,880     640,406               1,900        98,128     176,344
 Computer Assoc. Intl. Inc.               8,000     353,215     341,000               2,250        99,116      95,906
 Compuware Corporation                    6,500     149,862     507,813               1,800        44,161     140,625
 DST Systems Inc.                         2,400     127,149     136,950                 700        37,758      39,944
 EMC Corp.                                3,500     133,894     297,500               1,000        38,496      85,000
 Galileo International Inc.               2,000      77,705      87,000                 600        23,199      26,100
 HBO & Company                            2,400      71,290      68,850                 700        20,576      20,081
 Networks Associates, Inc.                3,850     169,531     255,062               1,050        45,324      69,563
 Oracle Corp.                             9,700     241,215     418,312               2,637        58,696     113,721
 Policy Management Systems                6,000     247,011     303,000               1,800        74,327      90,900
 Synopsys Inc.                            2,600      91,512     141,050                 400        13,974      21,700
 3Com Corp.                               3,400     147,327     152,363                 900        38,890      40,331
                                                 ----------  ----------                        ----------  ----------
                                                  2,851,681   4,315,239      16.6%                782,737   1,182,873     16.5%
                                                 ----------  ----------                        ----------   ----------

CONSUMER GOODS & SERVICES
 Clorox Company                             800      54,044      93,450                 200        13,511      23,362
 Dial Corp.                               7,300     172,314     210,787               2,100        49,484      60,638
 Gillette Co.                             4,500     189,098     217,406               1,240        51,797      59,908
 Linens `N Things, Inc.                   2,300      61,613      91,138                 660        17,588      26,153
 Newell Company                           2,300      97,632      94,875                 600        25,469      24,750
 Procter & Gamble Co.                     2,900     233,753     264,806                 770        61,774      70,311
 RJR Nabisco Holdings Corp.               1,700      58,933      50,469                 500        17,331      14,844
 Tyco International Ltd.                 14,496     423,466   1,093,542               4,090       119,958     308,539
 Wal-Mart Stores, Inc.                    5,800     296,808     472,338               1,600        82,075     130,300
                                                 ----------  ----------                        ----------  ----------
                                                  1,587,661   2,588,811      10.0%                438,987     718,805     10.0%
                                                 ----------  ----------                        ----------  ----------

ELECTRICAL EQUIPMENT
 General Electric Co.                     3,400     222,978     347,013       1.3%      900        58,655      91,856      1.3%
                                                 ----------  ----------                        ----------  ----------

ELECTRONICS
 Analog Devices, Inc.                     4,600      83,614     144,325               1,300        23,718      40,788
 Imation Corp.                              150      25,976       2,625
 Intel Corp.                              4,100     400,006     486,106               1,100       108,475     130,419
 Lattice Semiconductor Corp.              3,200     114,690     146,900                 700        24,650      32,134
                                                 ----------  ----------                        ----------  ----------
                                                    624,286     779,956       3.0%                156,843     203,341      2.8%
                                                 ----------  ----------                        ----------  ----------

                See accompanying notes to financial statements.

DECEMBER 31, 1998

                                                SERIES Q (QUALIFIED)                           SERIES N (NON-QUALIFIED)
                                                --------------------                           -------------------------
                                         NUMBER                               % OF     NUMBER                             % OF
                                           OF                    MARKET        NET       OF                    MARKET      NET
                                         SHARES      COST        VALUE       ASSETS    SHARES      COST         VALUE    ASSETS
                                     ------------  ---------    --------    --------  --------  ----------    --------   ------
ENERGY
 Amoco Corp.                                2,300  $  127,134   $  138,862                600     $ 33,167     $ 36,225
 British Petroleum Company                  1,341     117,945      127,395                412       36,022       39,140
 Conoco, Inc.                               2,900      66,700       60,538                800       18,400       16,700
 Halliburton Company                        1,500      61,256       44,438                400       16,335       11,850
 Noble Drilling Corporation                 1,600      47,059       20,700                400       11,818        5,175
 Varco International, Inc.                  1,700      51,044       13,175                500       15,013        3,875
                                                   ----------    ---------                        --------     --------
                                                      471,138      405,108      1.6%               130,755      112,965     1.6%
                                                   ----------    ---------                        --------     --------

ENTERTAINMENT
 Walt Disney Co.                            2,700      79,909       81,000                500       14,755       15,000
 Time Warner Inc.                           7,000     237,992      434,437              2,000       65,330      124,125
                                                   ----------    ---------                        --------     --------
                                                      317,901      515,437      2.0%                80,085      139,125     1.9%
                                                   ----------    ---------                        --------     --------

FINANCIAL INSTITUTIONS
 American Express Company                   1,300     107,738      132,925                400       32,756       40,900
 Associates First Capital Corp.            11,800     402,886      500,025              3,300      113,208      139,838
 Morgan Stanley, Dean Witter,
  Discover and Co.                          3,700     242,715      262,700              1,000       65,393       71,000
 Northern Trust Corp.                       1,400     106,699      122,237                400       30,485       34,925
 Wells Fargo & Company                      3,600     136,080      143,775              1,000       37,783       39,938
                                                   ----------    ---------                        --------     --------
                                                      996,118    1,161,662      4.5%               279,625      326,601     4.5%
                                                   ----------    ---------                        --------     --------

FOOD & BEVERAGE PRODUCTS
 Anheuser-Busch Companies, Inc.             3,000     182,444      196,875                800       48,469       52,500
 Dean Foods Company                         2,100     112,383       85,706                600       31,728       24,487
 Hershey Foods Corp.                        1,900     107,705      118,156                550       29,430       34,203
 Hormel Foods Corp.                         4,100     113,413      134,275              1,100       30,439       36,025
 Nabisco Holdings Corp. Class A             2,800      98,399      116,200                800       28,106       33,200
 PepsiCo Inc.                               4,900     177,209      200,594              1,400       50,769       57,313
 Ralston-Purina Group                       1,600      53,980       51,800                400       13,417       12,950
 Tootsie Roll Industries, Inc.              2,290      65,098       89,596                624       17,739       24,414
                                                   ----------    ---------                        --------     --------
                                                      910,631      993,202      3.8%               250,097      275,092     3.8%
                                                   ----------    ---------                        --------     --------

GOVERNMENT SPONSORED
 Federal Home Loan Mortg. Corp.             8,000     384,715      515,500              2,000       90,129      128,875
 Federal National Mortgages Assoc.          1,600      89,694      118,400                400       21,246       29,600
                                                   ----------    ---------                        --------     --------
                                                      474,409      633,900      2.4%               111,375      158,475     2.2%
                                                   ----------    ---------                        --------     --------

INSURANCE
 Aetna Inc.                                 1,500     120,247      117,937                400       32,191       31,450
 AFLAC Inc.                                 1,500      51,250       66,000                400       13,667       17,600
 Conseco Inc.                                   1          47           31                  1           47           31
 Equitable Cos., Inc.                       3,500     175,625      202,563              1,000       50,389       57,875
 Lincoln National Corp.                     1,800     146,371      147,263                500       41,547       40,906
 Progressive Corporation                    1,900     221,490      321,813                530       60,894       89,769
 Reliastar Financial Corporation            2,900     126,267      133,763                800       34,747       36,900
                                                   ----------    ---------                        --------     --------
                                                      841,297      989,370      3.8%               233,482      274,531     3.8%
                                                   ----------    ---------                        --------     --------

MEDICAL & HEALTH PRODUCTS
 American Home Products Corp.               3,400     181,770      191,462              1,000       53,527       56,312
 Bristol-Myers Squibb Co.                   2,300     188,618      307,769                600       46,262       80,287
 Elan Corp. ADR                             2,326     157,019      161,802                592       40,299       41,181
 Eli Lilly and Co.                          2,700     201,947      239,963                800       59,976       71,100
 Guidant Corp.                              3,900     272,281      429,975              1,100       76,728      121,275
 McKesson Corp.                             3,400     287,582      268,813                950       80,532       75,109
 Medtronic, Inc.                            2,000      97,966      148,500                600       29,390       44,550
 Pfizer Inc.                                3,600     297,698      451,575              1,000       83,387      125,437
 Schering Plough Corp.                      5,800     142,091      320,450              1,600       38,265       88,400
 Warner-Lambert Company                     2,300     129,373      172,931                650       34,537       48,872
                                                   ----------    ---------                        --------     --------
                                                    1,956,345    2,693,240     10.4%               542,903      752,523    10.5%
                                                   ----------    ---------                        --------     --------

                See accompanying notes to financial statements.

DECEMBER 31, 1998

                                                SERIES Q (QUALIFIED)                        SERIES N (NON-QUALIFIED)
                                                --------------------                        ------------------------
                                        NUMBER                             % OF     NUMBER                              % OF
                                          OF                   MARKET       NET       OF                    MARKET      NET
                                        SHARES      COST        VALUE     ASSETS    SHARES      COST         VALUE     ASSETS
                                        ------  -----------  -----------  ------    ------   ----------  -----------   ------

MEDICAL & HEALTH TECH. SERVICES
 Cardinal Health, Inc.                   3,600  $   194,533  $   273,150               975   $   52,785   $   73,978
 HealthSouth Corp.                      13,600      261,823      209,950             3,800       73,565       58,662
 United Healthcare Corp.                 7,300      347,369      314,356             2,100       98,836       90,431
                                                -----------  -----------                     ----------  -----------
                                                    803,725      797,456     3.1%               225,186      223,071      3.1%
                                                -----------  -----------                     ----------  -----------

PRINTING & PUBLISHING
 Scholastic Corp                         2,300       96,600      123,338     0.5%      600       25,200       32,175      0.4%
                                                -----------  -----------                     ----------  -----------

RESTAURANTS
 McDonald's Corp.                        2,000      127,229      153,250     0.6%      600       38,831       45,975      0.6%
                                                -----------  -----------                     ----------  -----------

STORES
 BJ's Wholesale Club, Inc.               4,100      127,362      189,881             1,100       35,098       50,944
 CVS Corporation                         6,000      184,300      330,000             1,700       54,951       93,500
 Dayton Hudson Corp.                     1,200       53,015       65,100               300       13,254       16,275
 Fred Meyer, Inc.                        9,400      310,373      566,350             2,700       90,517      162,675
 Lowe's Companies, Inc.                  4,300      158,344      220,106             1,200       44,830       61,425
 Office Depot, Inc.                      9,200      167,845      339,825             2,600       47,316       96,038
 Rite Aid Corp.                         16,000      344,236      793,000             4,400       96,412      218,075
 TJX Companies, Inc.                     5,200      136,674      150,800             1,500       39,349       43,500
                                                -----------  -----------                     ----------  -----------
                                                  1,482,149    2,655,062    10.2%               421,727      742,432     10.3%
                                                -----------  -----------                     ----------  -----------

SUPERMARKETS
 Safeway Inc.                            2,300       79,113      140,156     0.6%      700       23,923       42,656      0.6%
                                                -----------  -----------                     ----------  -----------

TELECOMMUNICATIONS
 Airtouch Communications, Inc.           2,500      148,547      180,312               700       41,548       50,488
 ALLTEL Corp.                            5,600      270,302      334,950             1,600       77,678       95,700
 Lucent Technologies, Inc.               2,800      228,233      308,000               770       60,475       84,700
 MCI Worldcom Inc.                       8,400      352,712      602,700             2,300       96,419      165,025
 Nokia Corp. ADR-Series A                1,000      107,231      120,438               300       32,180       36,131
 Tellabs, Inc.                           1,700       96,038      116,556               500       28,262       34,281
                                                -----------  -----------                     ----------  -----------
                                                  1,203,063    1,662,956     6.4%               336,562      466,325      6.5%
                                                -----------  -----------                     ----------  -----------

TOBACCO
 Phillip Morris Cos. Inc.               11,200      478,671      599,200     2.3%    3,100      131,666      165,850      2.3%
                                                -----------  -----------                     ----------  -----------

TRANSPORTATION
 Harley-Davidson, Inc.                   2,600      102,042      123,175               700       27,412       33,163
 Kansas City Southern Ind.               2,200      100,335      108,212               600       27,380       29,512
                                                -----------  -----------                     ----------  -----------
                                                    202,377      231,387     0.9%                54,792       62,675      0.9%
                                                -----------  -----------                     ----------  -----------

UTILITIES
 Century Telephone Enterprises           5,000      189,745      337,500             1,400       54,880       94,500
 Columbia Energy Group                   2,700      159,234      155,925               800       47,158       46,200
 SBC Communications, Inc.                5,500      249,817      294,937             1,500       67,957       80,437
                                                -----------  -----------                     ----------  -----------
                                                    598,796      788,362     3.0%               169,995      221,137      3.1%
                                                -----------  -----------                     ----------  -----------

TOTAL COMMON STOCKS                              19,109,536   26,100,580   100.6%             5,265,527    7,215,273    100.4%
                                                -----------  -----------                     ----------  -----------


PREFERRED STOCKS
TELECOMMUNICATIONS
    Airtouch Communications Inc.
        6.00% Class B.                   2,684       69,123      159,698     0.6%      587       13,066       34,927      0.5%
                                                -----------  -----------                     ----------  -----------

    TOTAL PREFERRED STOCKS                           69,123      159,698     0.6%                13,066       34,927      0.5%
                                                -----------  -----------                     ----------  -----------

    TOTAL STOCKS                                $19,178,659   26,260,278   101.2%            $5,278,593    7,250,200    100.9%
                                                ===========  -----------                     ==========  -----------

OTHER ASSETS LESS LIABILITIES                                   (316,870)   (1.2%)                           (66,602)    (0.9%)
                                                             -----------                                 -----------

TOTAL NET ASSETS                                             $25,943,408   100.0%                         $7,183,598    100.0%
                                                             ===========                                 ===========




                See accompanying notes to financial statements.

SUPPLEMENTARY INFORMATION
SELECTED PER UNIT DATA AND RATIOS

                                                                        Year Ended December 31,
                                                                1998      1997     1996    1995     1994
                                                              --------  --------  ------  ------  --------
PER UNIT DATA (a)
SERIES Q (QUALIFIED)

Investment income                                             $ 0.116   $ 0.177   $0.153  $0.119  $ 0.081
Expenses                                                        0.202     0.159    0.133   0.096    0.073
                                                              -------   -------   ------  ------  -------

Net investment income (loss)                                   (0.086)    0.018    0.020   0.023    0.008
Net realized and unrealized gains (losses) from securities      3.836     2.723    1.551   1.711   (0.020)
                                                              -------   -------   ------  ------  -------

Net increase (decrease) in net asset value                      3.750     2.741    1.571   1.734   (0.012)
Accumulation unit net asset value:
 Beginning of year                                             11.374     8.633    7.062   5.328    5.340
                                                              -------   -------   ------  ------  -------
 End of year                                                  $15.124   $11.374   $8.633  $7.062  $ 5.328
                                                              =======   =======   ======  ======  =======


SERIES N (NON-QUALIFIED)

Investment income                                             $ 0.096   $ 0.135   $0.137  $0.117  $ 0.099
Expenses                                                        0.212     0.166    0.134   0.109    0.102
                                                              -------   -------   ------  ------  -------

Net investment income (loss)                                   (0.116)   (0.031)   0.003   0.008   (0.003)
Net realized and unrealized gains (losses) from securities      3.891     2.660    1.459   1.769   (0.023)
                                                              -------   -------   ------  ------  -------

Net increase (decrease) in net asset value                      3.775     2.629    1.462   1.777   (0.026)
Accumulation unit net asset value:
 Beginning of year                                             11.358     8.729    7.267   5.490    5.516
                                                              -------   -------   ------  ------  -------
 End of year                                                  $15.133   $11.358   $8.729  $7.267  $ 5.490
                                                              =======   =======   ======  ======  =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                               YEAR ENDED DECEMBER 31,
                                                                      1998     1997     1996    1995    1994
                                                                     -----    -----    -----   -----   -----
RATIOS
SERIES Q (QUALIFIED)

Operating expenses to average accumulation fund balance               1.57%    1.59%    1.57%   1.55%   1.55%
Net investment income (loss) to average accumulation fund balance    (0.67%)   0.18%    0.24%   0.38%   0.17%
Portfolio turnover rate                                                143%     130%      78%     64%     64%
Accumulation units outstanding at the end of the period
 (in thousands)                                                      1,715    1,887    2,093   5,491   5,597

SERIES N (NON-QUALIFIED)

Operating expenses to average accumulation fund balance               1.63%    1.67%    1.69%   1.71%   1.73%
Net investment income (loss) to average accumulation fund balance    (0.90%)  (0.31%)   0.04%   0.13%  (0.05%)
Portfolio turnover rate                                                143%     139%      94%     67%     62%
Accumulation units outstanding at the end of the period
 (in thousands)                                                        475      530      566     586     604


                See accompanying notes to financial statements.

SUPPLEMENTARY INFORMATION
SELECTED PER UNIT DATA AND RATIOS (CONTINUED)

                                                                        YEAR ENDED DECEMBER 31,
                                                                1993      1992     1991     1990     1989
                                                              --------  --------  ------  --------  ------
PER UNIT DATA (a)
SERIES Q (QUALIFIED)

Investment income                                             $ 0.054   $ 0.068   $0.093  $ 0.116   $0.122
Expenses                                                        0.079     0.076    0.066    0.055    0.051
                                                              -------   -------   ------  -------   ------

Net investment income (loss)                                   (0.025)   (0.008)   0.027    0.061    0.071
Net realized and unrealized gains (losses) from securities      0.291     0.159    1.295   (0.107)   0.928
                                                              -------   -------   ------  -------   ------

Net increase (decrease) in net asset value                      0.266     0.151    1.322   (0.046)   0.999
Accumulation unit net asset value:
 Beginning of year                                              5.074     4.923    3.601    3.647    2.648
                                                              -------   -------   ------  -------   ------
 End of year                                                  $ 5.340   $ 5.074   $4.923  $ 3.601   $3.647
                                                              =======   =======   ======  =======   ======


SERIES N (NON-QUALIFIED)

Investment income                                             $ 0.055   $ 0.071   $0.085  $ 0.111   $0.104
Expenses                                                        0.092     0.094    0.076    0.072    0.059
                                                              -------   -------   ------  -------   ------

Net investment income (loss)                                   (0.037)   (0.023)   0.009    0.039    0.045
Net realized and unrealized gains (losses) from securities      0.318     0.194    1.361   (0.102)   1.002
                                                              -------   -------   ------  -------   ------

Net increase (decrease) in net asset value                      0.281     0.171    1.370   (0.063)   1.047
Accumulation unit net asset value:
 Beginning of year                                              5.235     5.064    3.694    3.757    2.710
                                                              -------   -------   ------  -------   ------
 End of year                                                  $ 5.516   $ 5.235   $5.064  $ 3.694   $3.757
                                                              =======   =======   ======  =======   ======


(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                                YEAR ENDED DECEMBER 31,
                                                                      1993     1992     1991    1990    1989
                                                                     -----    -----    -----   -----   -----
RATIOS
SERIES Q (QUALIFIED)

Operating expenses to average accumulation fund balance               1.56%    1.56%    1.56%   1.58%   1.58%
Net investment income (loss) to average accumulation fund balance    (0.50%)  (0.17%)   0.64%   1.76%   2.20%
Portfolio turnover rate                                                 59%      61%      98%     80%     89%
Accumulation units outstanding at the end of the period
 (in thousands)                                                       5,700    5,753    5,839   5,961   6,157

SERIES N (NON-QUALIFIED)

Operating expenses to average accumulation fund balance               1.73%    1.74%    1.76%   1.80%   1.80%
Net investment income (loss) to average accumulation fund balance    (0.69%)  (0.42%)   0.21%   0.96%   1.36%
Portfolio turnover rate                                                 62%      66%     109%     84%     84%
Accumulation units outstanding at the end of the period
 (in thousands)                                                         640      662      684     735     774


                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998


1.   ORGANIZATION

     The Paul Revere Variable Annuity Contract Accumulation Fund ("The Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Provident Companies, Inc. ("Provident"). The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.   ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

     Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 1998, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

     The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

     Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.   INVESTMENT ADVISOR

     Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

4.   INVESTMENT SUB-ADVISOR

     Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

December 31, 1998


5.   FEDERAL INCOME TAXES

     The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by The Paul Revere Life Insurance Company. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.   SECURITY TRANSACTIONS

     The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:


                        SERIES Q (QUALIFIED)        SERIES N (NON-QUALIFIED)
                      -----------------------      ------------------------
                      PURCHASES      SALES         PURCHASES      SALES
                     -----------  -----------      ----------  ------------

December 31, 1998    $32,319,947  $34,029,792      $9,057,438    $9,643,236
December 31, 1997    $26,404,332  $28,331,204      $7,410,011    $7,764,770

     At December 31, 1998, net unrealized appreciation of investments in Series Q, amounting to $7,081,530, consisted of unrealized gains of $7,360,500 and unrealized losses of $278,970; net unrealized appreciation of investment in Series N, amounting to $1,971,607, consisted of unrealized gains of $2,042,779 and unrealized losses of $71,172.

7.   ACCUMULATION UNITS

     The change in the number of accumulation units outstanding were as follows:

                                                               SERIES Q (QUALIFIED)
                                                        -----------------------------------
                                                           1998        1997        1996
                                                        ----------  ----------  -----------
Units outstanding at beginning of year                  1,887,352   2,093,030    5,490,718
Units credited to contracts:
  Net purchase payments                                     5,076       4,552       13,534
Units withdrawn from contracts:
  Annuity payments                                         37,790      37,490       39,287
  Terminations and withdrawals                            117,096     179,873    3,375,395
                                                        ---------   ---------   ----------
  Net units withdrawn                                     154,886     217,363    3,414,682
Contract units withdrawn in excess of units credited     (149,810)   (212,811)  (3,401,148)
Other increases (decreases)                               (22,140)      7,133        3,460
                                                        ---------   ---------   ----------
Net decrease in units                                    (171,950)   (205,678)  (3,397,688)
                                                        ---------   ---------   ----------
Units outstanding at end of period                      1,715,402   1,887,352    2,093,030
                                                        =========   =========   ==========

December 31, 1998


7.   ACCUMULATION UNITS (CONTINUED)

                                                               SERIES N (NON-QUALIFIED)
                                                               -----------------------
                                                               1998      1997      1996
                                                             --------  --------  --------
     Units outstanding at beginning of year                  529,795   565,935   586,396
     Units credited to contracts:
       Net purchase payments                                     317       927     1,056
     Units withdrawn from contracts:
       Annuity payments                                       18,886    19,617    21,645
       Terminations and withdrawals                           23,488    24,629     7,179
                                                             -------   -------   -------
       Net units withdrawn                                    42,374    44,246    28,824
                                                             -------   -------   -------
     Contract units withdrawn in excess of units credited    (42,057)  (43,319)  (27,768)
     Other increases (decreases)                             (13,039)    7,179     7,307
                                                             -------   -------   -------
     Net decrease in units                                   (55,096)  (36,140)  (20,461)
                                                             -------   -------   -------
     Units outstanding at end of period                      474,699   529,795   565,935
                                                             =======   =======   =======

8.   COMMITMENTS

     On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation assumed Provident's individual and tax-sheltered annuity business including all individual annuities. In accordance with the agreement, American General Corporation, through its subsidiaries Variable Annuity Life Insurance Company and American General Annuity, assumed the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund. The administration services provided to the Fund by American General Corporation include processing of unit transactions subsequent to June 1, 1998 and daily unit value calculations subsequent to September 1, 1998 as well as accounting and other services. These services were previously performed by Provident. Fees for such services are deducted from the Fund as shown in the Statements of Operations.